INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax
United States	$ (3,031)	$ (1,216)	$ (1,240)
Rest of the world
Income (loss) from continuing operations before taxes	$ (3,031)	$ (1,216)	$ (1,240)